Biological assets	12 Months Ended
Jun. 30, 2019
Biological Assets [Abstract]
Biological assets

9.	Biological assets

	2019	2018
Cattle	37,122	34,053
Grain plantation	12,860	2,203
Cotton plantation	8,606	-
Sugarcane plantation	64,528	59,790

Total	123,116	96,046

Current	99,881	61,993
Noncurrent	23,235	34,053

The amounts of expenditures with plantation and tilling of crops are substantially represented by expenditures with the formation of harvest such as: seeds, fertilizers, pesticides, depreciation and manpowers used in the crops.

The area (hectares) to be harvested corresponding to the biological assets is as follows:

	Planted area (Hectares)
	2019	2018

Grains	8,766	1,322
Cotton	976	-
Sugarcane (i)	27,843	29,955
	37,585	31,277

(i)	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.

Changes in agricultural activity

	Grains	Cotton	Sugarcane
At June 30, 2017	1,385		36,875

Expenditures with plantation	81,080	-	-
Expenditures with tilling	-	-	130,197
Fair value variation	54,892	-	43,952
Harvest of agricultural produce	(136,396)	-	(151,234)
Effect of conversion	1,242	-	-

At June 30, 2018	2,203	-	59,790

Expenditures with plantation	173,367	13,323	-
Expenditures with tilling	-	-	123,230
Fair value variation	18,062	2,619	34,511
Harvest of agricultural produce	(181,411)	(7,336)	(153,003)
Effect of conversion	639	-	-

At June 30, 2019	12,860	8,606	64,528

Changes in cattle activity

	Heads of cattle (in number)	Cattle
At June 30, 2017	8,644	13,435

Acquisition/birth costs	14,680	14,311
Handling costs	-	9,415
Sales	(2,006)	(4,332)
Deaths	(325)	(476)
Consumption	-	239
Effect of conversion	-	1,461
At June 30, 2018	20,993	34,053

Acquisition/birth costs	8,981	7,917
Handling costs	-	11,955
Sales	(8,750)	(17,668)
Deaths	(357)	(581)
Consumption	(2)	(5)
Effect of conversion	-	(75)
Change in fair value	-	1,526
At June 30, 2019	20,865	37,122

Quantitative data about cattle activity, expressed in heads of cattle

	Consolidated
	Consumable cattle	Production cattle
At June 30, 2018	-	20,993
At June 30, 2019	4,896	15,969

Fair value hierarchy at June 30, 2019

	Amount	Fair value
Sugarcane	64,528	Level 3
Cattle	37,122	Level 2
Grains	12,860	Level 3
Cotton	8,606	Level 3

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2019, are as follows. There were no reclassifications among the levels during the year.

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Increase in inputs	Sensitivity of inputs to fair value Decrease in inputs

Sugarcane	Discounted cash flow	- Yield	Yield: 37,92 to 112,76 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	Total recoverable sugar: (TRS) 137 to 142 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	Yield: 4,8 to 5,8 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	Yield: 3,7 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Gain (loss) from changes in fair value

	2019	2018	2017
Grains	18,062	54,892	4,302
Cotton	2,619	-	-
Sugarcane	34,511	43,952	11,532
Cattle	1,526	239	(3,568)
	56,718	99,083	12,266